PUBLIC

11/14/06

RECEIVED
NOV 16 2005
OFFICE OF THE SECRETARY

q305
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

If amended report check here: |_| Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
|_| adds new holding entries.

CONFIDENTIAL TREATMENT DENIED

Institutional Investment Manager Filing this Report:

Name: Research Affiliates, LLC
800 E Colorado Ave #870
Pasadena, CA 91101

13F File Number: 28-11483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Janine Nesbit
Title: Chief Administrative Officer
Phone: (626) 584-2100

05077143

Signature, Place, and Date of Signing:

/s/ Janine Nesbit	Pasadena, CA 91101	November 9, 2005
(Signature)	[City, State]	[Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

PROCESSED
MAR 07 2007
THOMSON FINANCIAL

No.

1. None

<PAGE>

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 142

Form 13F Information Table Value Total: $72,962 (thousands)

Holdings of fewer than 10,000 shares with aggregate fair market value below $200,000 have been omitted from this report as per paragraph 10 of the Form 13F Special Instructions published by the SEC.

Confidential information has been omitted from this report and is filed separately with the Securities and Exchange Commission.

<TABLE>
<CAPTION>
SEC FORM 13F REPORTING MANAGER: RESEARCH AFFILIATES, LLC
SEPTEMBER 30, 2005

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE x$1000	SHARES/ PRN AMT	SH/ PRN	INV DISCR	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
<S>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>

</TABLE>

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE x$1000	SHARES/ PRN AMT	SH/ PRN	INV DISCR	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
<S>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>
ABBOTT LABORATORIES	COM	00282410	320	7,544	SH	SOLE		7,544		
AETNA INC NEW	COM	00817Y10	291	3,382	SH	SOLE		3,382		
AFLAC INC	COM	00105510	210	4,643	SH	SOLE		4,643		
ALBERTSONS INC	COM	01310410	258	10,043	SH	SOLE		10,043		
ALCOA INC	COM	01381710	213	8,705	SH	SOLE		8,705		
ALLSTATE CORP	COM	02000210	581	10,501	SH	SOLE		10,501		
ALTRIA GROUP INC	COM	02209S10	1,245	16,885	SH	SOLE		16,885		
AMERICAN ELECTRIC POWER CO INC	COM	02553710	290	7,303	SH	SOLE		7,303		
AMERICAN EXPRESS COMPANY	COM	02581610	512	8,919	SH	SOLE		8,919		
AMERICAN INTERNATIONAL GROUP	COM	02687410	1,674	27,023	SH	SOLE		27,023		
APPLIED MATERIALS INC	COM	03822210	243	14,312	SH	SOLE		14,312		
AQUILA INC	COM	03840P10	70	17,606	SH	SOLE		17,606		
AT&T CORP	COM	00195750	669	33,809	SH	SOLE		33,809		
ATMEL CORP	COM	04951310	34	16,348	SH	SOLE		16,348		
BANK OF AMERICA CORP	COM	06050510	2,137	50,765	SH	SOLE		50,765		
BANK OF NEW YORK CO INC	COM	06405710	252	8,581	SH	SOLE		8,581		
BB&T CORP	COM	05493710	263	6,736	SH	SOLE		6,736		
BEAR STEARNS COMPANIES INC	COM	07390210	272	2,475	SH	SOLE		2,475		
BELLSOUTH CORP	COM	07986010	646	24,577	SH	SOLE		24,577		
BOEING CO	COM	09702310	564	8,303	SH	SOLE		8,303		
BRISTOL MYERS SQUIBB CO	COM	11012210	589	24,490	SH	SOLE		24,490		
BURLINGTON NORTHERN SANTA FE	COM	12189T10	306	5,123	SH	SOLE		5,123		
CALPINE CORP	COM	13134710	64	24,557	SH	SOLE		24,557		
CAPITAL ONE FINANCIAL CORP	COM	14040H10	205	2,574	SH	SOLE		2,574		
CARDINAL HEALTH INC	COM	14149Y10	369	5,814	SH	SOLE		5,814		
CATERPILLAR INC	COM	14912310	216	3,670	SH	SOLE		3,670		
CHEVRON CORPORATION	COM	16676410	2,093	32,334	SH	SOLE		32,334		
CHUBB CORP	COM	17123210	245	2,736	SH	SOLE		2,736		
CIGNA CORP	COM	12550910	209	1,774	SH	SOLE		1,774		
CISCO SYSTEMS INC	COM	17275R10	708	39,506	SH	SOLE		39,506		
CITIGROUP INC	COM	17296710	3,336	73,279	SH	SOLE		73,279		
CNA FINANCIAL CORP	COM	12611710	224	7,499	SH	SOLE		7,499		
COCA COLA CO	COM	19121610	518	11,995	SH	SOLE		11,995		
COMCAST CORP	COM	20030N10	224	7,619	SH	SOLE		7,619		
CONAGRA FOODS INC	COM	20588710	251	10,157	SH	SOLE		10,157		
CONOCOPHILLIPS	COM	20825C10	722	10,329	SH	SOLE		10,329		

COSTCO WHOLESALE CORP-NEW	COM	22160K10	297	6,881	SH	SOLE	6,881
DELL INC	COM	24702R10	427	12,487	SH	SOLE	12,487
DELPHI CORP	COM	24712610	83	30,071	SH	SOLE	30,071
DOMINION RESOURCES INC VA NEW	COM	25746U10	235	2,732	SH	SOLE	2,732
DOW CHEMICAL CO	COM	26054310	498	11,961	SH	SOLE	11,961
DUKE ENERGY CORP	COM	26439910	391	13,413	SH	SOLE	13,413
DYNEGY INC (HOLDING CO)	COM	26816Q10	143	30,274	SH	SOLE	30,274
E I DU PONT DE NEMOURS & CO	COM	26353410	523	13,360	SH	SOLE	13,360
EASTMAN KODAK CO	COM	27746110	212	8,693	SH	SOLE	8,693
EDISON INTERNATIONAL	COM	28102010	254	5,370	SH	SOLE	5,370
EL PASO CORPORATION	COM	28336L10	267	19,216	SH	SOLE	19,216
ELECTRONIC DATA SYSTEMS CORP	COM	28566110	240	10,707	SH	SOLE	10,707
ELI LILLY & CO	COM	53245710	510	9,529	SH	SOLE	9,529
EMERSON ELECTRIC CO	COM	29101110	202	2,808	SH	SOLE	2,808
EXELON CORP	COM	30161N10	243	4,554	SH	SOLE	4,554
EXXON MOBIL CORP	COM	30231G10	3,111	48,962	SH	SOLE	48,962
FANNIE MAE	COM	31358610	512	11,431	SH	SOLE	11,431
FEDERATED DEPARTMENT STORES	COM	31410H10	241	3,607	SH	SOLE	3,607
FEDEX CORP	COM	31428X10	259	2,970	SH	SOLE	2,970
FIFTH THIRD BANCORP	COM	31677310	259	7,039	SH	SOLE	7,039
FORD MOTOR CO DEL	COM	34537086	795	80,616	SH	SOLE	80,616
FREDDIE MAC-VOTING COMMON	COM	31340030	1,130	20,008	SH	SOLE	20,008
GENERAL ELECTRIC CO	COM	36960410	1,800	53,469	SH	SOLE	53,469
GENERAL MOTORS CORP	COM	37044210	924	30,177	SH	SOLE	30,177
GILLETTE CO	COM	37576610	249	4,281	SH	SOLE	4,281
GOLDMAN SACHS GROUP INC	COM	38141G10	856	7,043	SH	SOLE	7,043
HARTFORD FINANCIAL SERVICES	COM	41651510	332	4,298	SH	SOLE	4,298
HEWLETT PACKARD CO	COM	42823610	879	30,110	SH	SOLE	30,110
HOME DEPOT INC	COM	43707610	438	11,471	SH	SOLE	11,471
HONEYWELL INTL INC	COM	43851610	352	9,391	SH	SOLE	9,391
INGRAM MICRO INC-CL A	COM	45715310	191	10,304	SH	SOLE	10,304
INTEL CORP	COM	45814010	998	40,494	SH	SOLE	40,494
INTERNATIONAL BUSINESS	COM	45920010	1,184	14,759	SH	SOLE	14,759
INTERNATIONAL PAPER CO	COM	46014610	220	7,378	SH	SOLE	7,378
J C PENNEY CO INC	COM	70816010	210	4,425	SH	SOLE	4,425
JDS UNIPHASE CORP	COM	46612J10	38	17,103	SH	SOLE	17,103
JOHNSON & JOHNSON	COM	47816010	1,136	17,947	SH	SOLE	17,947
JPMORGAN CHASE & CO	COM	46625H10	1,830	53,937	SH	SOLE	53,937
KEYCORP NEW	COM	49326710	230	7,119	SH	SOLE	7,119

KRAFT FOODS INC	COM	50075N10	350	11,428	SH	SOLE	11,428
KROGER CO	COM	50104410	325	15,806	SH	SOLE	15,806
LEHMAN BROTHERS HOLDINGS INC	COM	52490810	355	3,051	SH	SOLE	3,051
LIBERTY MEDIA CORP	COM	53071810	126	15,660	SH	SOLE	15,660
LOCKHEED MARTIN CORP	COM	53983010	210	3,434	SH	SOLE	3,434
LOEWS CORP	COM	54042410	321	3,469	SH	SOLE	3,469
LUCENT TECHNOLOGIES INC	COM	54946310	34	10,452	SH	SOLE	10,452
MARATHON OIL CORP	COM	56584910	309	4,481	SH	SOLE	4,481
MBNA CORP	COM	55262L10	363	14,721	SH	SOLE	14,721
MCDONALDS CORP	COM	58013510	204	6,092	SH	SOLE	6,092
MCKESSON CORP	COM	58155Q10	315	6,630	SH	SOLE	6,630
MEDCO HEALTH SOLUTIONS INC	COM	58405U10	265	4,831	SH	SOLE	4,831
MEDTRONIC INC	COM	58505510	207	3,862	SH	SOLE	3,862
MERCK & CO INC	COM	58933110	1,087	39,959	SH	SOLE	39,959
MERRILL LYNCH & CO INC	COM	59018810	988	16,106	SH	SOLE	16,106
METLIFE INC	COM	59156R10	557	11,178	SH	SOLE	11,178
MICROSOFT CORP	COM	59491810	1,973	76,670	SH	SOLE	76,670
MORGAN STANLEY	COM	61744644	1,173	21,743	SH	SOLE	21,743
MOTOROLA INC	COM	62007610	444	20,079	SH	SOLE	20,079
NATIONAL CITY CORP	COM	63540510	334	9,975	SH	SOLE	9,975
OCCIDENTAL PETE CORP	COM	67459910	240	2,808	SH	SOLE	2,808
ORACLE CORP	COM	68389X10	333	26,887	SH	SOLE	26,887
PEPSICO INC	COM	71344810	595	10,485	SH	SOLE	10,485
PFIZER INC	COM	71708110	839	33,590	SH	SOLE	33,590
PNC FINANCIAL SVCS GROUP INC	COM	69347510	250	4,316	SH	SOLE	4,316
PROCTER & GAMBLE CO	COM	74271810	785	13,209	SH	SOLE	13,209
QUALCOMM INC	COM	74752510	218	4,882	SH	SOLE	4,882
QWEST COMMUNICATIONS	COM	74912110	171	41,690	SH	SOLE	41,690
RELIANT ENERGY INC	COM	75952B10	195	12,627	SH	SOLE	12,627
RITE AID CORP	COM	76775410	64	16,613	SH	SOLE	16,613
SAFEWAY INC	COM	78651420	227	8,875	SH	SOLE	8,875
SANMINA-SCI CORP	COM	80090710	72	16,864	SH	SOLE	16,864
SBC COMMUNICATIONS INC	COM	78387G10	1,787	74,534	SH	SOLE	74,534
SCHERING PLOUGH CORP	COM	80660510	292	13,875	SH	SOLE	13,875
SOLECTRON CORP	COM	83418210	105	26,738	SH	SOLE	26,738
SOUTHERN CO	COM	84258710	291	8,131	SH	SOLE	8,131
SPRINT NEXTEL CORPORATION	COM	85206110	456	19,187	SH	SOLE	19,187
ST PAUL TRAVELERS COMPANIES	COM	79286010	344	7,672	SH	SOLE	7,672
SUN MICROSYSTEMS INC	COM	86681010	230	58,624	SH	SOLE	58,624

SUNTRUST BANKS INC	COM	86791410	312	4,492	SH	SOLE	4,492
TARGET CORP	COM	87612E10	238	4,578	SH	SOLE	4,578
TENET HEALTHCARE CORP	COM	88033G10	117	10,414	SH	SOLE	10,414
TEXAS INSTRUMENTS INC	COM	88250810	322	9,497	SH	SOLE	9,497
TIME WARNER INC	COM	88731710	401	22,157	SH	SOLE	22,157
***TYCO INTERNATIONAL LTD	COM	90212410	240	8,623	SH	SOLE	8,623
UNION PACIFIC CORP	COM	90781810	237	3,308	SH	SOLE	3,308
UNISYS CORP	COM	90921410	74	11,145	SH	SOLE	11,145
UNITED PARCEL SVC INC	COM	91131210	624	9,027	SH	SOLE	9,027
UNITED TECHNOLOGIES CORP	COM	91301710	401	7,743	SH	SOLE	7,743
UNITEDHEALTH GROUP INC	COM	91324P10	229	4,066	SH	SOLE	4,066
US BANCORP DEL	COM	90297330	612	21,801	SH	SOLE	21,801
VALERO ENERGY CORP NEW	COM	91913Y10	300	2,651	SH	SOLE	2,651
VERIZON COMMUNICATIONS	COM	92343V10	1,297	39,680	SH	SOLE	39,680
VIACOM INC-CL A	COM	92552410	208	6,259	SH	SOLE	6,259
VIACOM INC-CL B	COM	92552430	224	6,796	SH	SOLE	6,796
WACHOVIA CORPORATION	COM	92990310	900	18,904	SH	SOLE	18,904
WAL-MART STORES INC	COM	93114210	1,319	30,103	SH	SOLE	30,103
WALT DISNEY CO HOLDING CO	COM	25468710	285	11,808	SH	SOLE	11,808
WASHINGTON MUTUAL INC	COM	93932210	521	13,287	SH	SOLE	13,287
WELLPOINT INC	COM	94973V10	215	2,835	SH	SOLE	2,835
WELLS FARGO & CO	COM	94974610	1,075	18,359	SH	SOLE	18,359
WEYERHAEUSER CO	COM	96216610	203	2,951	SH	SOLE	2,951
WILLIAMS COMPANIES INC	COM	96945710	226	9,018	SH	SOLE	9,018
WYETH	COM	98302410	457	9,868	SH	SOLE	9,868
XCEL ENERGY INC	COM	98389B10	236	12,058	SH	SOLE	12,058
XEROX CORP	COM	98412110	201	14,714	SH	SOLE	14,714
3M COMPANY	COM	88579Y10	335	4,564	SH	SOLE	4,564
			72,962				

END